Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net sales	$ 4,828	$ 14,751
Cost of sales	(3,667)	(6,760)
Depreciation of production assets	(228)	(201)
Gross profit	933	7,790
Other operating income		9
Research & development expenses	(2,393)	(1,492)
Selling & marketing expenses	(2,653)	(2,441)
General & administrative expenses	(4,777)	(4,145)
Total operating expenses	(9,823)	(8,069)
Operating loss	(8,890)	(279)
Non-operating income	465	180
Gain / (loss) on debt extinguishment	(100)
Interest and amortization of debt discount	(557)	(143)
Non-operating expenses	(372)	(313)
Loss before income tax expense	(9,454)	(555)
Income tax expense	(1,304)	(320)
Net loss	$ (10,758)	$ (875)
Earnings per Ordinary Share (USD)
Basic	$ (0.37)	$ (0.06)
Diluted	$ (0.37)	$ (0.06)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	$ (8)	$ (4)
Other comprehensive loss	(8)	(4)
Comprehensive loss	$ (10,766)	$ (879)
F Shares
Earnings per Ordinary Share (USD)
Basic	$ (1.87)	$ (0.29)
Diluted	$ (1.87)	$ (0.29)